Consolidated Statement Of Comprehensive Income - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
(Loss)/Profit for the year	€ 21,021	€ 32,234	€ (127,661)	€ (46,540)	€ 25,439
Items that will be subsequently reclassified to the statement of profit and loss:
Foreign currency exchange differences arising from the translation of foreign operations	27,047	15,163	40,324	(36,435)	11,132
Net (loss)/gain from cash flow hedges	2,210	(1,742)	(6,344)	649	(1,963)
Net gain from financial instruments measured at fair value	(1,349)	310	444	287	2,463
Items that will not be subsequently reclassified to the statement of profit and loss:
Net actuarial (loss)/gain from defined benefit plans	1,340	339	(397)	499	(444)
Total other comprehensive income/(loss)	29,248	14,070	34,027	(35,000)	11,188
Total comprehensive (loss)/income for the year	50,269	46,304	(93,634)	(81,540)	36,627
Attributable to:
Shareholders of the Parent Company	42,858	42,226	(102,106)	(85,389)	32,864
Non-controlling interests	€ 7,411	€ 4,078	€ 8,472	€ 3,849	€ 3,763